August 26, 2011
Eric S. Purple
D (202) 778-9220
F (202) 778-9220
eric.purple@klgates.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Convertible and High Income Fund
333-175076
811-21319
Ladies and Gentlemen:
     On behalf of Calamos Convertible and High Income Fund (the “Fund”), we are transmitting for electronic filing the Pre-effective Amendment No. 1 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and Amendment No. 22 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and each exhibit being filed therein.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9220 or Stevens T. Kelly at (312) 807-4240 with any questions or comments concerning these materials.

Very truly yours,
/s/ Eric S. Purple
Eric S. Purple

Enclosures
Copies to     J. Christopher Jackson